BANK BORROWINGS (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Future principal payments under long-term borrowings
2014	$ 322,156,646
2015	89,841,067
2016	4,100,444
2017	4,100,445
2018	2,460,266
Total	422,658,868	579,197,688
Borrowings secured by solar project
Future principal payments under long-term borrowings
2015	3,280,356
2016	4,100,444
2017	4,100,445
Total	11,481,245
Other long-term borrowings
Future principal payments under long-term borrowings
2014	322,156,646
2015	86,560,711
2018	2,460,266
Total	$ 411,177,623